Investment properties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Schedule of movement of investment properties
The following is the movement of investment property arising from the reclassification of sublease agreements:

Investment property - right of use (1)
Balance as of December 31, 2019	3,494
Amortization	(280)
Balance as of December 31, 2020	3,214
Transfer to right-of-use asset	(1,409)
Derecognition of investment property	(1,566)
Amortization	(239)
Balance as of December 31, 2021	—
(1) At the end of 2021, the Bank’s Management renegotiated the terms and conditions of the lease agreement relating to the head office. Such negotiation included the assignment to the lessor of the sublease agreement that was maintained as operating lease and classified as Investment Property – Right-of-Use. As the result of the assignment of the sublease agreement, the Bank derecognized the entire investment property arising from the right-of-use assets, as well as its associated lease liability, originating a gain of $742 thousand recognized in the consolidated statement of profit or loss within the line "Gain (loss) on non-financial assets, net”.